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                                 UNITEDSTATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Spinnaker Capital Limited
Address:   53 Grosvenor Street
           London W1K 3HU England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alexis Habib
Title:     Director
Phone:     +44 20 7903 2900

Signature, Place, and Date of Signing:

    /s/ Alexis Habib      London, England, United Kingdom  February 14, 2008
------------------------  ------------------------------  --------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
Form 13F Information Table Entry Total: 5
Form 13F Information Table Value Total: $ 106,904
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name
--- -------------------- ----------------------------------------
 1        28-12864       Spinnaker Asset Management - SAM Limited

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
                                                             Share Number and Type
                                                Value    ------------------------------
                                                (U.S.$   No. of Shares / Principal      Investment  Other    Voting
Name of Issuer       Title of Class   CUSIP   thousands)          Amount           Type Discretion Managers Authority
--------------       -------------- --------- ---------- ------------------------- ---- ---------- -------- ---------
Brasil Telecom
  Participacoes      SPON ADR PFD   105530109    4,873             80,600           SH   DEFINED      1       NONE
Companhia Vale Do
  Rio Doce           SPON ADR PFD   204412100   14,160            375,600           SH   DEFINED      1       NONE
Grupo Financiero
  Galicia S A Sp     SP ADR 10 SH B 399909100      652             68,000           SH   DEFINED      1       NONE
Mechel Oao           SPONSORED ADR  583840103    5,790            158,500           SH   DEFINED      1       NONE
Petroleo Brasileiro
  Sa Petro Sp        SP ADR NON VTG 71654V101   81,429            763,300           SH   DEFINED      1       NONE